Note 4 - Cost of Construction and Constructed Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Asset under Construction [Member]
Depreciation, Total	$ 135	$ 135